Derivative Instruments and Financial Risk Management	12 Months Ended
Mar. 31, 2013
Derivative Instruments and Financial Risk Management

NOTE 10: — DERIVATIVE INSTRUMENTS AND FINANCIAL RISK MANAGEMENT

The Company’s operations are exposed to market risks from changes in interest rates and currency exchange rates. Exposure to these risks is managed through normal operating and financing activities and, when appropriate, through derivative instruments.

a.	Interest rates:

The Company manages its risk to fluctuating interest rates by opportunistically using interest rate swaps to convert its floating rate debt into fixed rate obligations. These interest rate swaps are not designated as hedges and changes in the fair value of these instruments are reflected in earnings.

In September 2005, the Company entered into a mortgage agreement for its New York facility and concurrently entered into an interest rate swap with the intention to mitigate the variable mortgage interest rate risk by effectively establishing the mortgage rate at a fixed rate of 6.16%. At March 31, 2013 and 2012, the fair market value of the swap was a liability of $1,206 and $1,333, respectively, and was recorded in other long-term liabilities on the consolidated balance sheet. The Company recorded an unrealized gain (loss) of $127, $91, ($303) and ($268) within financial expenses, net for the year ended March 31, 2013, the three months ended March 31, 2012, and the years ended December 31, 2011 and 2010, respectively. See Note 13.a.2.

b.	Currency exchange rates:

The Company manages its exposure to debt obligations denominated in currencies other than its functional currency by opportunistically using cross-currency swaps to convert its foreign currency debt payments into its functional currency. These cross-currency swaps are not designated as hedges and changes in fair value of these derivatives are reflected in earnings.

The following table sets forth the annual rate of inflation, the devaluation (appreciation) rate of the NIS and the Canadian dollar against the United States dollar and the exchange rates between the United States dollar and each of the NIS and the Canadian dollar at the end of the year indicated:

			Rate of Devaluation (Appreciation)		Rate of Exchange of
	Rate of Inflation		Against U.S. Dollar		U.S. Dollar
Period ended	Israel (1)	Canada (2)	Israel (1)	Canada (2)	Israel (1)	Canada (2)
3/31/2012	0.38%	1.25%	(2.77%)	(1.76%)	3.72	1.00
3/31/2013	1.27%	0.99%	(1.80%)	1.65%	3.65	1.02

(1)	Per Bank of Israel
(2)	Per Bank of Canada

From July 1999 to November 2000, the Company issued $24,000 of CPI plus 8.25% bonds denominated in NIS with terms of 10 years. At the same time, the Company entered into 9-10 year cross-currency swaps in which the Company received CPI plus 6% to 8.25% in NIS and paid LIBOR plus 0.6% to 3.3% in USD, based on the outstanding amount of the bonds. The last tranche of bonds matured in November 2010 along with the corresponding swaps. For the year ended December 31, 2010, a net gain of $102 was recorded within financial expenses, net for these swaps.

In November 2003, the Company entered into loan agreements to borrow, in Israel, NIS 210,800 for an eleven-year term at an annual interest rate of 5.8%. At the same time, the Company entered into a USD/NIS, 5-year, CPI-adjusted currency swap in which it will receive at the end of the period the NIS amount linked to the CPI plus interest equal to 5.8% of the outstanding NIS balance, and will pay $47,190 plus a fixed rate of 5.9%. This swap matured on November 28, 2008, and was replaced on the maturity date by a USD/NIS, CPI-adjusted, 6-year currency swap. In accordance with this swap agreement, the Company will receive NIS 201,270 in six annual payments (equivalent of the remaining debt balance as of November 28, 2008), which is linked to the CPI plus additional interest equal to 5.8% of the outstanding NIS balance. The Company is required to pay $51,344 plus a fixed rate of 6.59%. At March 31, 2013, the fair market value of the swap was $3,431 comprised of a $1,664 asset (recorded in other receivables and prepaid expenses) and a $1,767 asset (recorded in long-term receivables and other assets). At March 31, 2012, the fair market value of the swap was $4,163 comprised of a $1,297 asset (recorded in other receivables and prepaid expenses) and a $2,866 asset (recorded in long-term receivables and other assets). The Company recorded net gains of $255, $998, $2,892 and $3,356 within financial expenses, net for the year ended March 31, 2013, the three months ended March 31, 2012, and the years ended December 31, 2011 and 2010, respectively.

In October 2011, the Company entered into separate forward contracts to purchase the Israeli Shekel and the Canadian dollar on a monthly basis at agreed upon spot rates to hedge the variability of cash flows in U.S. dollars due to changes in the respective exchange rates. The forward contract to purchase the Shekel is for a total amount of $41,042 which is settled in monthly installments of $3,958 for the first five months and $3,542 for the remaining six months. The Company recorded a gain (loss) of $990, $1,035 and ($1,705) for the year ended March 31, 2013, the three months ended March 31, 2012 and the year ended December 31, 2011, respectively, for this contract. The forward contract to purchase the Canadian dollar is for a total amount of $96,100 which is settled in monthly installments of $9,300 for the first five months and $8,267 for the remaining six months. The Company recorded a net (loss) gain of ($1,303), $1,649 and $822 for the year ended March 31, 2013, the three months ended March 31, 2012 and the year ended December 31, 2011, respectively, for this contract.